INTANGIBLE ASSETS, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
INTANGIBLE ASSETS, NET
Amortization expense of intangible assets	¥ 173,765	$ 24,848	¥ 173,496	¥ 180,459